Employee Benefits- Summary of Expenses for Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 129	$ 125	$ 290	$ 271
Defined Contribution Plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	41	38	85	78
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 88	$ 87	$ 205	$ 193